SUPPLEMENT DATED July 2, 2002
                                     TO THE
                             AUL AMERICAN UNIT TRUST
                         PROSPECTUSES DATED MAY 1, 2004

Page 8 of the Prospectus is revised to add the following funds to the table:

Investment Accounts and         Class
 Corresponding Mutual Fund    Designation
 Portfolios                     if any(1)         Mutual Fund                               Investment Advisor
--------------------------    -----------         -----------                               ------------------

American Century(R)                            American Century(R) Government        American Century(R) Investment Management, Inc.
 Inflation-Adjusted Bond      Advisor           Income Trust

American Century(R) New                        American Century(R) Mutual            American Century(R) Investment Management, Inc.
 Opportunities II             Class A           Funds, Inc.

American Century(R)  Select   Advisor          American Century(R) Mutual            American Century(R) Investment Management, Inc.
                                                Funds, Inc.

American Century(R) Vista     Advisor          American Century(R) Mutual            American Century(R) Investment Management, Inc.
                                                Funds, Inc.

American Century(R)           Advisor          American Century(R) Quantitative      American Century(R) Investment Management, Inc.
 Equity Growth                                  Equity Funds, Inc.

Fidelity(R) Advisor Equity
 Growth                       Class T          Fidelity Advisor Funds                Fidelity Management & Research Company

Fidelity(R) Advisor                            Fidelity(R) Advisor Funds             Fidelity Management & Research Company
 Growth Opportunities         Class T

Fidelity(R) Advisor                            Fidelity(R) Advisor Funds             Fidelity Management & Research Company
 International Cap            Class T

Fidelity(R) Advisor Overseas  Class T          Fidelity(R) Advisor Funds             Fidelity Management & Research Company

Fifth Third Mid Cap Growth    Advisor          Fifth Third Funds                     Fifth Third Asset Management Inc.

Fifth Third Multi Cap Value   Advisor          Fifth Third Funds                     Fifth Third Asset Management Inc.

Fifth Third Quality Growth    Advisor          Fifth Third Funds                     Fifth Third Asset Management Inc.

Fifth Third Strategic Income  Advisor          Fifth Third Funds                     Fifth Third Asset Management Inc.

Fifth Third Technology        Advisor          Fifth Third Funds                     Fifth Third Asset Management Inc.

Frank Russell LifePoints
 Aggressive                   Class D          Russell Funds                         Frank Russell Investment Management Company

Frank Russell LifePoints
 Balanced                     Class D          Russell Funds                         Frank Russell Investment Management Company

Frank Russell LifePoints
 Conservative                 Class D          Russell Funds                         Frank Russell Investment Management Company

Frank Russell LifePoints
 Equity Aggressive            Class D          Russell Funds                         Frank Russell Investment Management Company

Frank Russell LifePoints
 Moderate                     Class D          Russell Funds                         Frank Russell Investment Management Company

Franklin Small-Mid Cap Growth Advisor          Franklin Strategic Series             Franklin Advisers, Inc.

Beginning on page 24 of the Prospectus the following language is added:

AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC.

American Century(R) Equity Growth - Advisor Class

     American Century Equity Growth Fund seeks capital appreciation. The fund primarily invests in common stocks drawn from a universe of the largest 1500 companies (ranked by market capitalization) traded in the United States. Smaller-capitalization stocks with appropriate growth potential may also be included. The advisor uses a quantitative method to construct a portfolio that may provide a total return greater than that of the S&P 500 Index. The fund may invest in foreign securities.

AMERICAN CENTURY(R) MUTUAL FUNDS, INC.

American Century(R) New Opportunities II - Class A

     American Century New Opportunities II Fund seeks long-term capital growth. The fund normally invests in stocks of smaller-sized companies it believes will increase in value over time. Management looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods.

American Century(R)  Select  - Advisor Class and  Investor Class

     American Century Select Fund seeks capital growth; income is a secondary consideration. The fund normally invests in dividend-paying common stocks; however, these securities are chosen primarily for their growth potential. It intends to remain fully invested in stocks, regardless of the movement of stock prices. The fund may also invest without limit in foreign securities, including depositary receipts.

American Century(R) Vista - Advisor Class

     American Century Vista Fund seeks long-term capital growth. The fund invests primarily in companies that management believes will increase in value over time. This strategy looks for companies with earnings and revenues that are growing at an accelerating pace. It normally invests in companies that are medium-sized and smaller at the time of purchase, although it may purchase companies of any size. The fund typically invests in common stocks. It may also purchase domestic and foreign preferred stocks, non-leveraged stock index futures contracts and options, notes, bonds and debt securities. It will generally limit the purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.

AMERICAN CENTURY(R) GOVERNMENT INCOME TRUST

American Century(R) Inflation-Adjusted Bond - Advisor Class

     American Century Inflation-Adjusted Bond Fund seeks total return. The fund normally invests 80% of assets in inflation-adjusted securities that are backed by the full faith and credit of the U.S. government. These issues are indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. It may invest up to 20% of assets in securities that are not inflation-adjusted and are issued by U.S. government agencies and government-sponsored organizations. The fund maintains no maturity or duration restrictions.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY GOVERNMENT INCOME TRUST AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY GOVERNMENT INCOME TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY ADVISOR FUNDS

Fidelity Advisor Equity Growth - Class T

     Fidelity Advisor Equity Growth Fund seeks capital appreciation. The fund normally invests at least 80% of assets in equity securities of companies it believes have above-growth potential. It may invest in both domestic and foreign issuers.

Fidelity(R) Advisor Growth Opportunities - Class T

     Fidelity Advisor Growth Opportunities Fund seeks capital growth. The fund normally invests in common stocks of both domestic and foreign issuers. It may invest in either growth stock or value stocks or both.


Fidelity(R) Advisor International Cap - Class T

     Fidelity Advisor International Capital Appreciation Fund seeks capital appreciation. The fund normally invests primarily in equity securities of foreign issuers, including emerging market securities. The fund allocates its investments across different countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

Fidelity(R) Advisor Overseas - Class T

     Fidelity Advisor Overseas Fund seeks capital growth. The fund normally invests at least 80% of assets in foreign securities. Management intends to diversify investments across various countries and regions. To determine geographic allocation, management takes into consideration the size of the market in each country relative to the size of the international market as a whole.

FIFTH THIRD FUNDS

Fifth Third Mid Cap Growth - Advisor Class

     Fifth Third Mid Cap Growth Fund seeks capital growth; income is secondary. The fund normally invests at least 80% of assets in common stocks of companies with market capitalizations between $500 million and $10 billion. Management selects investments on the basis of traditional research techniques, including earnings assessments, dividend growth, and volatility of the industry. To achieve its secondary objective of income, the fund may invest up to 20% of assets in common stocks of large capitalization companies, which may pay dividends, small cap companies, as well as convertible securities which pay interest.


Fifth Third Multi Cap Value - Advisor Class

     Fifth Third Multi Cap Value Fund seeks total return. The fund normally invests at least 80% of assets in equity securities of multi-cap companies that management believes to be undervalued. Equity securities of multicap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. In selecting securities, management will give primary consideration to fundamental factors such as securities having relatively low rations of share price-to-book value, net asset value, earnings and cash flow.


Fifth Third Quality Growth - Advisor Class

     Fifth Third Quality Growth Fund seeks capital growth; income is secondary. The fund normally invests at least 65% of assets in high quality growth companies. The stocks are selected on the basis of historical and projected dividend and earnings growth, debt-to-capital ratios, and quality of management. The fund may invest in common and preferred stocks of U.S. companies with capitalizations of at least $100 million, American depositary receipts, and investment-grade convertible bonds. It may invest up to 35% of assets in convertible securities and other investments to achieve its secondary objective of providing income.


Fifth Third Strategic Income - Advisor Class

     Fifth Third Strategic Income Fund seeks a high level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective. The fund intends to invest in a wide variety of debt and equity securities, altering composition as economic and market trends change. It normally invests at least 80% of assets in income-producing securities.


Fifth Third Technology - Advisor Class

     Fifth Third Technology Fund seeks long-term capital appreciation. The fund invests at least 80% of assets in equity securities of the U.S. and to a lesser extent, foreign technology companies. It invests in companies that are engaged in developing products, processes or services that provide technological advances. The fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. It may also invest up to 20% of assets in other securities, such as corporate and government securities.

FOR ADDITIONAL INFORMATION CONCERNING FIFTH THIRD FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE FIFTH THIRD FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FRANKLIN STRATEGIC SERIES

Franklin Small-Mid Cap Growth - Advisor Class

     Franklin Small-Mid Cap Growth Fund seeks long-term capital growth. The fund normally invests at least 80% of assets in equity securities of companies that have market capitalizations not exceeding $8.5 billion. It may invest the balance of assets in equity securities of larger companies. The fund may also invest in IPOs, and can invest a very small portion of assets in private or illiquid securities.

RUSSELL FUNDS

Frank Russell LifePoints Aggressive - Class D

     Russell LifePoints Aggressive Strategy Fund seeks long-term capital appreciation with low current income. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds: Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Real Estate Securities Fund, and the Emerging Markets Fund.


Frank Russell LifePoints Balanced - Class D

     Russell LifePoints Balanced Strategy Fund seeks moderate levels of current income and long-term capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds: Diversified Equity Fund, Special
Growth Fund, Quantitative Equity Fund, International Securities Fund, Diversified Bond Fund, MultiStrategy Bond Fund, Real Estate Securities Fund, and the Emerging Markets Fund.


Frank Russell LifePoints Conservative - Class D

     Russell LifePoints Conservative Strategy Fund seeks high levels of current income and, secondarily, capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds: Diversified Equity Fund, Quantitative Equity Fund, International Securities Fund, Real Estate Securities Fund, Short-term Bond Fund and Emerging Markets Fund.


Frank Russell LifePoints Equity Aggressive - Class D

     Russell LifePoints Equity Aggressive Strategy Fund seeks long-term capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying funds:
Russell Diversified Equity fund, Special Growth fund, Quantitative Equity fund, International Securities Fund, Real Estate Securities Fund, and the Emerging Markets Fund.


Frank Russell LifePoints Moderate - Class D

     Russell LifePoints Moderate Strategy Fund seeks long-term capital appreciation and high levels of current income. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds: Diversified Equity Fund, Quantitative Equity Fund, International Securities Fund, Short-term Bond Fund, Real Estate Securities Fund, and Emerging Markets Fund.

FOR ADDITIONAL INFORMATION CONCERNING RUSSELL FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE RUSSELL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                   This supplement should be retained with the
                        Prospectus for future reference.